Risk management - Schedule of Financial Instruments Outstanding (Detail)	12 Months Ended
Dec. 31, 2019 bbl Mcf
January 2020 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, remaining term, description	January 2020
February 2020 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, remaining term, description	February 2020
W T I swaps [member] | January 2020 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	21,800
Financial instruments, benchmark pricing per unit | Mcf	2.54
W T I swaps [member] | February 2020 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	17,000
Financial instruments, benchmark pricing per unit | Mcf	2.45
Crude oil [member] | W T I swaps [member] | January 2020
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	8,000
Financial instruments, remaining term, description	January 2020
Financial instruments, benchmark pricing per unit	76.48
Crude oil [member] | W T I swaps [member] | February 2020
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	5,000
Financial instruments, remaining term, description	February 2020
Financial instruments, benchmark pricing per unit	77.37
Crude oil [member] | W T I swaps [member] | March 2020
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	5,000
Financial instruments, remaining term, description	March 2020
Financial instruments, benchmark pricing per unit	77.38
Crude oil [member] | W T I swaps [member] | April 2020
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,000
Financial instruments, remaining term, description	April 2020
Financial instruments, benchmark pricing per unit	78.11
Crude oil [member] | W T I swaps [member] | May 2020
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	3,000
Financial instruments, remaining term, description	May 2020
Financial instruments, benchmark pricing per unit	77.92
Crude oil [member] | W T I swaps [member] | June 2020
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000
Financial instruments, remaining term, description	June 2020
Financial instruments, benchmark pricing per unit	77.41